Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

18.  Commitments and Contingencies

(a) Capital and other commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2023	2024
	US$	US$
Property, plant and equipment	—	2,614

(b) Operating lease commitment

The Group had outstanding commitments on several non-cancellable operating lease agreements. Operating lease commitment within one year or less lease term, for which the Group elected not recognize any lease liability or right-of-use asset, therefore not yet reflected in the consolidated financial statements as of December 31, 2023 and 2024 were US$19 and US$26, respectively.

(c) Services purchase commitment

As of December 31, 2024, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	6,705	3,580	3,125	—
(i)

Purchase obligations represent US$15,667 and US$6,705 of remaining non-cancellable contractual commitments as of December 31, 2023 and 2024, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totalling US$27,023 and US$36,735 under this agreement as of December 31, 2023 and 2024, respectively.

(d) Contingencies

On August 9, 2022, the Company and certain of its current and former officers and directors were named as defendants in a putative securities class action filed in the United States District Court for the Southern District of New York, alleging that certain material misstatements and/or omissions were made in the Company’s March 2021 U.S. IPO registration statement. The Company filed a motion to dismiss the action in May 2023. On March 5, 2024 (U.S. Eastern Time), the court entered an order granting the Company’s motion to dismiss in part and denying it in part. On April 25, 2024, the Company further filed a motion for judgment on the pleadings pursuant to Rule 12(c), seeking to dismiss the remaining claims based on the parties' pleadings. On March 7, 2025, the court granted the Company’s motion for judgment on the pleadings, concluding that the plaintiffs failed to identify any false or misleading statements in the Company’s registration statement. The Court granted leave for the plaintiffs to amend their complaint by March 28, 2025. The plaintiffs did not serve an amended complaint prior to that deadline. On March 31, 2025, the Court entered judgment in favor of the Company and all other defendants, dismissing all claims asserted in the action with prejudice. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liability in this regard for the above action as of December 31, 2024.

Other than as mentioned above, as of December 31, 2023 and 2024, the Group was not involved in any legal or administrative proceedings that the Group believe may have a material adverse impact on the Group’s consolidated financial statements.